Employee Benefit Plans - Pension Plan Assets Valued Using Net Asset Value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value		$ 117	$ 342
Unfunded commitments		59	45
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value		293	310
Unfunded commitments		8	11
Pension | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value	[1]	60	159
Unfunded commitments	[1]	8	11
Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	[2]	177	151
Unfunded commitments	[2]	$ 0	$ 0
Redemption frequency	[2]	Monthly	Monthly
Pension | Property Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	[3]	$ 49
Unfunded commitments	[3]	$ 0
Redemption frequency	[3]	Daily-Quarterly
Pension | Contract Holder Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	[4]	$ 7
Minimum | Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	[2]	30 days	30 days
Minimum | Pension | Property Funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	[3]	0 days
Maximum | Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	[2]	45 days	45 days
Maximum | Pension | Property Funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	[3]	90 days

[1]	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
[2]	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.
[3]	Property funds include funds invested in regional real estate vehicles that hold direct interest in real estate properties.
[4]	Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.